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MUSQ Global Music Industry ETF
MUSQ Global Music Industry Index ETF
Investment Objective

The MUSQ Global Music Industry Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MUSQ Global Music Industry ETF MUSQ Global Music Industry ETF
Management Fee	0.89%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.77%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee in an amount equal to 0.14% of average daily net assets through November 30, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF | USD ($)	79	276	490	1,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period July 6, 2023 (commencement of operations) through April 30, 2024, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities comprising the Index. The Index is designed to track the performance of companies that are involved in the following sub-segments of the global music industry (the “Global Music Industry”): (i) music streaming; (ii) music content and distribution; (iii) live music events/ticketing; and (iv) music equipment and technology (clauses (i) through (iv), collectively, the “Global Music Companies”).

The process of constructing the Index begins with screening company financials and other publicly available financial data by a committee composed of representatives from VettaFi LLC (the “Index Provider”) and MUSQ, LLC (the “Index Sponsor”) to determine the universe of eligible index components. The universe of eligible index components consists of publicly-traded global companies, publicly-traded music funds and music royalty trusts. The companies are classified into one of the following categories:

●	Pure Play - Companies that currently or may in the future derive greater than or equal to 50% of revenues from business activities associated with the Global Music Industry.
●	Diversified - Companies that currently or may in the future derive less than 50% of revenues from business activities associated with the Global Music Industry, but which derive significant revenues provided that:
(i)	such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports;
(ii)	applicable revenues are likely to have a material impact on the company’s overall share price performance;
(iii)	research and development investments in the industry are at the forefront of the company’s future initiatives; or
(iv)	the company’s applicable business is likely to have a significant impact on the industry as a whole.

Once the eligible universe is identified, all components are screened for a minimum market capitalization or assets under management of at least $100 million, a average daily traded value of at least $500,000, and a minimum free-float of 20%. At each rebalance, the Index will weight the Pure Play category of securities at 80% of the Index and the Diversified category of securities at 20% of the Index. The constituents of each category are weighted by free float market capitalization, subject to an individual weighting cap of 12% and minimum weight of 0.25%. As of November 20, 2024, the Index was comprised of 33 component securities.

The Index consists of securities of issuers from around the world. Under normal market conditions, the Fund invests in at least three different countries and at least 40% (30% in unfavorable market conditions) of its assets in companies organized or located in countries outside the United States. There is no limitation on the amount of foreign securities that may be included in the Index, except that the total exposure to emerging market countries will be limited to 20%. The Fund considers emerging market countries to be countries that are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by non-U.S. investors.

The Index is reconstituted and rebalanced on a quarterly basis in January, April, July, and October. The sum of all Index constituents over 5% may not exceed 45% of the total Index. Index security weights are allowed to fluctuate in between rebalances, but, if at the time of a rebalance, a security included in the Index exceeds 12%, the excess weight is redistributed equally among all other Index components.

In between rebalances, the Index may be adjusted to include initial public offerings (“IPOs”), investments that undergo a listing change from an over-the-counter exchange to a regulated stock exchange, or Global Music Companies that undergo a change in business model so long as such investments otherwise meet all the criteria to be included in the Index. At the time such extraordinary adjustments to the Index’s composition are made, the Index will be reweighted in the manner described above. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of November 20, 2024, the Index was concentrated in the Music Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of November 20, 2024, a significant portion of the Index consisted of companies in the Communication Services Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Sponsor, in consultation with the Index Provider, developed the methodology for determining the securities to be included in the Index. A committee comprised of personnel from the Index Provider and Index Sponsor determines the composition of the Index in accordance with its proprietary index methodology. The Index Provider is responsible for implementing the quarterly rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by the Index Provider. Neither the Index Sponsor or Index Provider is affiliated with each other or with the Fund or the Adviser.

Principal Risks
Performance Information

The Fund commenced operations on July 6, 2023 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.